INVESTMENTS	6 Months Ended
Jun. 30, 2023
INVESTMENTS
INVESTMENTS

5.    INVESTMENTS

Long-term Investments

	As of	As of
	December 31,	June 30,
	2022	2023
	US$	US$
Carrying amount of equity investments without readily determinable fair value	5,058	4,829
Carrying amount of equity method investments	2,991	1,569
Carrying amount of long-term investments	8,049	6,398

Equity investments without readily determinable fair value

In accordance with ASC 321, the Group elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. The carrying amount of the Group’s equity investments measured using the measurement alternative was US$9,181, net of US$4,123 in accumulated impairment and US$8,952, net of US$4,123 in accumulated impairment as of December 31, 2022 and June 30, 2023, respectively. There was no impairment recognized for the six months ended June 30, 2022 and 2023.

Equity method investments

Investments were classified as equity method investments as the Group have significant influence over the entities. During six months ended June 30, 2023, the Company derecognized US$1,791 from disposition of an equity method investment. The net operating income from equity method investments for the six months ended June 30, 2022 and 2023 were US$151 and US$382, respectively.